Intangible assets and Goodwill - Narrative (Details) - Goodwill And Intangible Assets	Dec. 31, 2024
Perpetual growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.01
Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.121